Joint Venture and Redeemable Non-Controlling Interest - Schedule of Change in Redeemable Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Joint Venture And Non Controlling Interest [Abstract]
Redeemable Non-Controlling, Beginning balance	$ 1,710	$ 1,690
Net income (loss) attributable to redeemable non-controlling interest in consolidated JV	(6)	20
Redeemable Non-Controlling, Ending balance	$ 1,704	$ 1,710